Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of general and administrative expenses - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	€ 14,869,564	€ 11,984,722	€ 8,467,203
Employee benefits expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	7,125,798	6,500,680	3,880,349
Equity-settled share-based payment expense [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	3,587,785	2,709,307	489,958
Legal and consulting fees [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	3,104,624	2,065,423	1,603,711
Insurance expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	2,330,624	1,615,920	1,311,790
Depreciation & amortization expense [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	526,325	551,566	556,456
Compensation expense for non-executive directors [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	248,724	271,248	283,128
Other expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	€ 1,533,469	€ 979,884	€ 831,769